General Information	12 Months Ended
Jun. 30, 2018
General Information About Financial Statements [Abstract]
General Information
General Information
Reporting Entity
Endava plc (the “Company” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group is a next-generation technology services provider with expertise spanning the ideation-to-production spectrum across three broad solution areas – Digital Evolution, Agile Transformation and Automation.
These consolidated financial statements do not constitute the company's statutory accounts for the years ended 30 June 2018, 2017 or 2016. The financial information for 2017 and 2016 is derived from the statutory accounts for 2017 and 2016 which have been delivered to the registrar of companies. The auditor has reported on the 2017 and 2016 accounts; their report was (i) unqualified4, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report and (iii) did not contain a statement under section 498 (2) or (3) of the Companies Act 2006. The statutory accounts for 2018 will be finalised on the basis of the financial information presented by the directors in these consolidated financial statements and will be delivered to the registrar of companies in due course.